Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Changes in carrying amounts of goodwill
The following table provides details about the changes in the carrying amounts of goodwill for the years ended December 31, 2022 and 2021. BCE’s groups of CGUs for purposes of goodwill impairment testing correspond to our reporting segments.

	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	BCE

Balance at January 1, 2021		3,046	4,612	2,946	10,604
Acquisitions and other		—	(26)	—	(26)
Reclassified to assets held for sale	16	—	(6)	—	(6)
Balance at December 31, 2021		3,046	4,580	2,946	10,572
Acquisitions and other	4	—	334	—	334
Balance at December 31, 2022		3,046	4,914	2,946	10,906

Key assumptions used to estimate the recoverable amounts
The following table shows the key assumptions used to estimate the recoverable amounts of our groups of CGUs.

	ASSUMPTIONS USED
	PERPETUITY	DISCOUNT
GROUPS OF CGUs	GROWTH RATE	RATE
Bell Wireless	0.8%	9.1%
Bell Wireline	1.0%	6.0%
Bell Media	0.9%	9.6%